Exceptional items (Tables)	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2022	2021
	€m	€m
Business Transformation program (1)	5.5	1.0
Findus Switzerland integration costs (2)	2.1	0.8
Fortenova Acquisition integration costs (3)	2.0	—
Release of indemnification assets (4)	7.0	5.0
Brexit (5)	—	3.2
Information Technology Transformation program (6)	2.2	—
Factory optimization (7)	0.2	0.8
Total exceptional items	19.0	10.8